Schedule of Investments
May 31, 2021
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–122.57%(a)
CFCRE Commercial Mortgage Trust,
Series 2018-TAN, Class C, 5.29%, 02/15/2023(b)	$5,000,000	$5,214,521
Series 2018-TAN, Class E, 6.45%, 02/15/2023(b)(c)	5,000,000	5,185,962
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.42%, 04/10/2023(b)(c)(d)	12,500,000	12,732,405
Series 2013-GC17, Class D, 5.10%, 11/10/2023(b)(c)	4,000,000	3,709,518
Series 2014-GC19, Class D, 5.09%, 02/10/2024(b)(c)(d)	1,500,000	1,614,357
Commercial Mortgage Trust,
Series 2012-CR2, Class E, 4.83%, 08/15/2022(b)(c)(d)	1,500,000	1,211,767
Series 2013-CR11, Class D, 5.12%, 09/10/2023(b)(c)(d)	14,523,000	13,718,578
Series 2013-CR6, Class D, 4.09%, 02/10/2023(b)(c)	3,375,000	3,176,061
Series 2013-CR8, Class D, 3.93%, 06/10/2023(b)(c)(d)	6,000,000	6,113,400
Series 2013-CR8, Class E, 4.00%, 06/10/2023(b)(c)	7,000,000	6,983,411
Series 2014-CR14, Class D, 4.62%, 01/10/2024(b)(c)(d)	12,267,000	11,759,236
Series 2014-CR16, Class D, 4.93%, 04/10/2024(b)(c)(d)	12,680,000	12,060,303
Series 2014-LC15, Class D, 5.00%, 03/10/2024(b)(c)(d)	9,010,000	9,098,977
Series 2014-UBS3, Class C, 4.74%, 05/10/2024(c)(d)	10,250,000	10,763,375
DBUBS Mortgage Trust, Series 2011-LC3A, Class E, 3.75%, 08/10/2021(b)(c)	500,000	355,786
FREMF Mortgage Trust,
Series 2014-K36, Class B, 1.11%, 10/25/2023(b)(c)	1,025,000	1,111,230
Series 2015-KF12, Class B, 7.21% (1 mo. USD LIBOR + 7.10%), 07/25/2022(b)(e)	1,027,670	1,013,795
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class D, 4.40%, 01/10/2023(b)(c)(d)	6,625,000	6,222,774
Series 2013-GC10, Class XA, IO, 1.48%, 01/10/2023(d)(f)	23,041,857	467,999
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 4.03% (1 mo. USD LIBOR + 3.92%), 07/15/2021(b)(e)	1,000,000	881,575
GS Mortgage Securities Trust, Series 2013-GC13, Class D, 4.08%, 07/10/2023(b)(c)(d)	11,546,000	7,853,768
Hilton USA Trust,
Series 2016-SFP, Class E, 5.52%, 11/05/2023(b)(d)	8,500,000	8,574,717
Series 2016-SFP, Class F, 6.16%, 11/05/2023(b)	2,000,000	2,022,421
Principal Amount		Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class E, 4.67%, 09/15/2022(b)(c)(d)	$4,834,001	$4,077,173
Series 2013-C10, Class D, 4.10%, 02/15/2023(c)(d)	19,348,000	19,644,783
Series 2013-C10, Class E, 3.50%, 02/15/2023(b)(c)	860,000	731,826
Series 2013-C13, Class XA, IO, 0.11%, 06/15/2023(d)(f)	77,022,117	171,174
Series 2013-C13, Class XC, IO, 0.09%, 07/15/2023(b)(f)	69,684,664	203,159
Series 2013-C16, Class D, 5.02%, 11/15/2023(b)(c)(d)	13,875,000	14,315,917
Series 2013-LC11, Class D, 4.17%, 05/15/2023(c)(d)	10,248,000	7,791,666
Series 2018-PHH, Class E, 3.91% (1 mo. USD LIBOR + 2.41%), 08/15/2023(b)(d)(e)	3,000,000	1,824,836
Series 2018-PHH, Class F, 4.51% (1 mo. USD LIBOR + 3.01%), 08/15/2023(b)(e)	2,500,000	745,453
Series 2018-WPT, Class FFX, 5.54%, 07/05/2023(b)(c)	3,500,000	3,546,745
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.10%, 06/15/2023(c)(d)	3,191,933	3,036,206
Series 2014-C19, Class D, 4.67%, 04/15/2024(b)(c)(d)	2,500,000	2,528,796
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class XA, IO, 1.60%, 06/15/2022(b)(d)(f)	8,576,363	114,286
Series 2013-C10, Class D, 4.08%, 06/15/2023(b)(c)(d)	3,426,000	1,971,954
Series 2013-C13, Class XA, IO, 0.95%, 11/15/2023(d)(f)	36,305,178	707,080
Series 2014-C14, Class D, 5.05%, 02/15/2024(b)(c)(d)	7,579,400	7,973,970
Series 2014-C15, Class D, 4.90%, 04/15/2024(b)(c)(d)	16,500,000	17,234,875
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.08%, 02/10/2023(b)(c)(d)	8,090,000	6,870,236

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Principal Amount		Value
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.81%, 10/15/2022(b)(c)(d)	$5,768,000	$5,557,680
Series 2013-C12, Class E, 3.50%, 03/15/2023(b)	776,000	680,149
Series 2013-C12, Class XA, IO, 1.12%, 03/15/2023(b)(d)(f)	11,294,743	171,510
Series 2013-C13, Class XA, IO, 1.18%, 04/15/2023(b)(d)(f)	20,574,339	369,733
Series 2013-C14, Class D, 3.97%, 06/15/2023(b)(c)(d)	3,400,000	3,001,537
Series 2013-C16, Class E, 3.85%, 10/15/2023(b)	9,450,000	6,057,447
Series 2013-C17, Class D, 5.03%, 11/15/2023(b)(c)(d)	20,419,000	20,610,520
Series 2013-UBS1, Class D, 5.04%, 12/15/2023(b)(c)(d)	5,000,000	4,886,993
Series 2014-C19, Class D, 4.23%, 03/15/2024(b)(d)	10,000,000	9,282,237
Total Asset-Backed Securities (Cost $284,870,235)		275,953,877
Shares
Preferred Stocks–7.27%
Mortgage REITs–7.27%
Chimera Investment Corp., 8.00%, Series D, Pfd.(g)	167,800	4,226,882
Dynex Capital, Inc., 6.90%, Series C, Pfd.(g)	65,000	1,651,000
New York Mortgage Trust, Inc., 7.88%, Series C, Pfd.	143,061	3,536,468
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.(g)	102,181	2,666,924
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(g)	173,200	4,286,700
Total Preferred Stocks (Cost $16,207,248)		16,367,974
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–4.27%
Homebuilding–1.57%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	$3,250,000	$3,542,516
Industrial REITs–2.70%
Duke Realty L.P., 3.63%, 04/17/2023	5,800,000	6,079,634
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,125,013)		9,622,150
U.S. Treasury Securities–0.40%
U.S. Treasury Bills–0.40%
0.05%, 07/15/2021 (Cost $894,942)(h)(i)	895,000	894,942
	Shares
Money Market Funds–0.14%
Invesco Liquid Assets Portfolio,Institutional Class, 0.01%(j)(k) (Cost $319,015)	319,188	319,316
TOTAL INVESTMENTS IN SECURITIES–134.65% (Cost $311,416,453)		303,158,259
REVERSE REPURCHASE AGREEMENTS– (35.53)%		(80,000,000)
OTHER ASSETS LESS LIABILITIES—0.88%		1,991,837
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$225,150,096
Investment Abbreviations:
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Maturity date reflects the anticipated repayment date.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $236,914,110, which represented 105.22% of the Fund’s Net Assets.
(c)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2021.
(d)	All or a portion of the security is pledged as collateral for open reverse repurchase agreeements.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Wells Fargo Bank, N.A.	$80,000,000	$(80,000,000)	$—

* Amount does not include excess collateral pledged.

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2021.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,060,238	$1,101,448	$(3,161,686)	$-	$-	$-	$122
Invesco Liquid Assets Portfolio, Institutional Class	1,870,801	786,749	(2,338,235)	(505)	506	319,316	54
Invesco Treasury Portfolio, Institutional Class	2,354,557	1,258,798	(3,613,355)	-	-	-	48
Total	$6,285,596	$3,146,995	$(9,113,276)	$(505)	$506	$319,316	$224

(k)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	1 Month USD LIBOR	Monthly	(2.12)%	Semi-Annually	12/01/2023	USD	(50,000,000)	$—	$(2,315,182)	$(2,315,182)
Receive	3 Month USD LIBOR	Quarterly	(2.82)	Semi-Annually	12/01/2023	USD	(8,000,000)	—	(501,926)	(501,926)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$(2,817,108)	$(2,817,108)

Abbreviations:
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$275,953,877	$—	$275,953,877
Preferred Stocks	16,367,974	—	—	16,367,974
U.S. Dollar Denominated Bonds & Notes	—	9,622,150	—	9,622,150
U.S. Treasury Securities	—	894,942	—	894,942
Money Market Funds	319,316	—	—	319,316
Total Investments in Securities	16,687,290	286,470,969	—	303,158,259
Other Investments - Liabilities*
Swap Agreements	—	(2,817,108)	—	(2,817,108)
Reverse Repurchase Agreements	—	(80,000,000)	—	(80,000,000)
Total Investments	$16,687,290	$203,653,861	$—	$220,341,151

*	Unrealized appreciation (depreciation).
Invesco High Income 2023 Target Term Fund